Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	As of December 31,	As of December 31,
	2020	2019
Buildings	$3,927,085	$4,135,656
Mechanical equipment	19,562,087	18,432,857
Motor vehicles	348,941	321,719
Office equipment	6,772,941	1,678,977
Computer software	174,740	147,665
Leasehold improvement	218,004	219,370
Construction in progress	21,059,285	4,457,380
Total	52,063,083	29,393,624
Accumulated depreciation	(22,939,840)	(16,168,863)
Property, plant and equipment, net	$29,123,243	$13,224,761